Leases (Operating Lease) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leased Assets
Gross rentals	$ 240,389	$ 216,784	$ 204,625
Sublease rentals	(21,961)	(5,416)	(4,679)
Total rental expense	218,428	211,368	199,946
Ships and Containers
Operating Leased Assets
Gross rentals	198,137	175,905	165,562
Other
Operating Leased Assets
Gross rentals	$ 42,252	$ 40,879	$ 39,063